Commitments - Aggregate minimum rentals receivable (Details) - GBP (£) £ in Thousands	Jun. 30, 2026	Jun. 30, 2025
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 23,148	£ 23,372
Within 1 year
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	3,365	3,037
Later than 1 year but not later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	7,456	8,738
Later than 5 years
Operating lease arrangements by lessor
Future minimum lease rentals receivable under non-cancellable operating lease	£ 12,327	£ 11,597